FEDERATED HERMES MDT SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 29, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MDT SERIES (the “Registrant”)

Federated Hermes MDT All Cap Core Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

Federated Hermes MDT Balanced Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

Federated Hermes MDT Large Cap Growth Fund

Class A Shares

Class C Shares

Institutional Shares

Federated Hermes MDT Small Cap Core Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

Federated Hemes MDT Small Cap Growth Fund

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

(collectively, the “Funds”)

1933 Act File No. 333-134468 1940 Act File No. 811-21904

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2023, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Funds which was electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 38 on September 27, 2023.

If you have any questions on the enclosed material, please contact Allison Miller at Allison.Miller@FedereatedHermes.com or (412) 288-8652.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary